Restricted net assets and parent company only condensed financial information - Schedule of Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Non-current assets
Total non-current assets	¥ 266,374	$ 38,620	¥ 270,444
Current assets
Other receivables and prepayments	65,431	9,487	97,895
Amounts due from Group companies	110	16	597
Financial assets at fair value through profit or loss	157,426	22,825	151,443
Derivative financial instruments			2,002
Cash and cash equivalents	176,266	25,556	639,042	$ 92,652	¥ 1,375,766		¥ 139,954
Total current assets	708,952	102,789	1,247,175
Total assets	975,326	141,409	1,517,619
Non-current liabilities
Total non-current liabilities	37,103	5,380	42,477
Current liabilities
Total current liabilities	389,867	56,525	265,090
Total liabilities	426,970	61,905	307,567
Net assets	548,356	79,504	1,210,052
SHAREHOLDERS' EQUITY
Share capital	61	9	61
Share premium	6,734,905	976,469	6,711,234
Other reserves	56,172	8,144	(69,091)
Accumulated losses	(6,245,016)	(905,442)	(5,436,613)
Total shareholders' equity	548,356	79,504	1,210,052		1,692,545	¥ (1,778,331)
Parent
Non-current assets
Interests in subsidiaries	558,800	81,018	1,138,922
Financial assets at fair value through profit or loss	27,859	4,039	25,503
Prepayments			19,766
Total non-current assets	586,659	85,057	1,184,191
Current assets
Other receivables and prepayments	16,765	2,431	7,170
Amounts due from Group companies	735	106	6,713
Financial assets at fair value through profit or loss	83,207	12,063	91,562
Cash and cash equivalents	4,211	611	44,691	$ 6,480	¥ 941,541	¥ 122,104
Total current assets	104,918	15,211	150,136
Total assets	691,577	100,268	1,334,327
Non-current liabilities
Amounts due to Group companies	106,688	15,468	75,457
Total non-current liabilities	106,688	15,468	75,457
Current liabilities
Other payables and accruals	36,260	5,257	51,837
Amounts due to Group companies	2,507	363	1,442
Total current liabilities	38,767	5,620	53,279
Total liabilities	145,455	21,088	128,736
Net assets	546,122	79,180	1,205,591
SHAREHOLDERS' EQUITY
Share capital	61	9	61
Share premium	6,734,905	976,469	6,711,234
Other reserves	56,172	8,144	(69,091)
Accumulated losses	(6,245,016)	(905,442)	(5,436,613)
Total shareholders' equity	¥ 546,122	$ 79,180	¥ 1,205,591